Acquisitions and Dispositions of Investments in Real Estate	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Asset Acquisition [Text Block]
Note C — Acquisitions and Dispositions of Investments in Real Estate
2023
On February 28, 2023, the Company sold a parking lot located in Wildwood, New Jersey for $1.5 million, resulting in a gain on sale of real estate of approximately $0.7 million. The Company received net proceeds of approximately $0.3 million after the repayment of the outstanding mortgage loan, interest and transaction costs.
2022
In June 2022, the Company acquired a 555 space garage located in Oklahoma City, Oklahoma for $17.5 million.

Note C

—

Acquisitions and Dispositions of Investments in Real Estate
2022
The following table is a summary of the one parking asset acquisition completed during the year ended December 31, 2022 (dollars in thousands).

Property	Location	Date Acquired	Property Type	# Spaces	Size / Acreage	Commercial Sq. Ft.	Purchase Price
222 Sheridan Bricktown Garage LLC	Oklahoma City, OK	6/7/2022	Garage	555	0.64	15,628	$17,513
The following table is a summary of the allocated acquisition value of the property acquired by the Company during the year ended December 31, 2022 (dollars in thousands).

	Land and Improvements	Building and improvements	In-Place Lease Value	Total assets acquired
222 Sheridan Bricktown Garage LLC	$1,314	$16,020	$179	$17,513

On September 1, 2022, the Company sold a parking lot located in Canton, Ohio for $0.7 million, resulting in a loss on sale of real estate of approximately $0.1 million. The Company received net proceeds of approximately $0.1 million after the repayment of the outstanding mortgage loan, interest and transaction costs.

In February 2023, the Company sold a parking lot located in Wildwood, NJ for $1.5 million and we anticipate recognizing an estimated gain on sale of real estate of approximately $0.7 million during the first quarter of 2023. The assets (substantially all real estate) and liabilities (substantially all mortgage debt) for this property were classified as held for sale on our Consolidated Balance Sheet as of December 31, 2022.
2021
The following table is a summary of the parking asset acquisitions completed during the year ended December 31, 2022 (dollars in thousands).

Property	Location	Date Acquired	Property Type	# Spaces	Size / Acreage	Retail Sq. Ft.	Purchase Price
1W7 Carpark, LLC	Cincinnati, OH	8/25/2021	Garage	765	1.21	18,385	$32,122
222W7 Holdco, LLC	Cincinnati, OH	8/25/2021	Garage	1625	1.84	—	$28,314
322 Streeter Holdco, LLC	Chicago, IL	8/25/2021	Garage	1154	2.81	—	$38,483
2nd Street Miami Garage, LLC	Miami, FL	9/9/2021	Contract	118	N/A	—	$3,253
Denver 1725 Champa Street Garage, LLC	Denver, CO	11/3/2021	Garage	450	0.72	—	$16,274
The following table is a summary of the allocated acquisition value of all properties acquired by the Company for the year ended December 31, 2022 (dollars in thousands).

	Land and Improvements	Building and improvements	In-Place Lease Value	Contract Value	Total assets acquired
1W7 Carpark, LLC	$2,995	$28,819	$308	$—	$32,122
222W7 Holdco, LLC	4,391	23,923	—	—	28,314
322 Streeter Holdco, LLC	11,387	27,096	—	—	38,483
2nd Street Miami Garage, LLC (a)	93	—	—	3,160	3,253
Denver 1725 Champa Street Garage, LLC	7,414	8,860	—	—	16,274

	$26,280	$88,698	$308	$3,160	$118,446

(a)
The value of

in-place

lease assets and the 2nd Street Miami Garage, LLC contract value are included in intangible assets on the consolidated balance sheet. The useful life of the in-place

lease value at 1W7 Carpark, LLC is 5 years. The 2nd Street Miami Garage, LLC contract value has an indefinite life.

There were no dispositions of real estate for the year ended December 31, 2021.